Related Parties - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Key management personnel compensation, post-employment benefits	$ 2,488,000	$ 453,000	$ 1,028,100	$ 850,500
Key management personnel compensation	662,000	177,000	338,300	334,500
Aggregate nominal value of share options held by key management personnel	$ 999,000	$ 195,000	$ 82,300	$ 18,600